Accrued liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Accrued liabilities
Compensation to employees	$ 32,328	$ 23,234
Professional services	3,886	1,390
Other	2,299	2,733
Total	$ 38,513	$ 27,357